Changes in Accumulated Other Comprehensive Income (Loss) - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	$ 6,400,723	$ 3,015,734
Other comprehensive (loss) income, net of tax	(14,744)	7,724
Balance, end of the year	11,133,341	6,400,723
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	8,770	1,046
Other comprehensive income before reclassifications	2,791	7,525
Tax effect on unrealized (gain) loss on cash flow hedges	5,317	(2,786)
Other comprehensive (loss) income, net of tax	(14,744)	7,724
Balance, end of the year	(5,974)	8,770
Accumulated Other Comprehensive Income (Loss) | Cost of revenues | Reclassification out of Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
(Gain) loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings	(1,001)	151
Accumulated Other Comprehensive Income (Loss) | Sales and marketing | Reclassification out of Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
(Gain) loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings	(6,212)	933
Accumulated Other Comprehensive Income (Loss) | Research and development | Reclassification out of Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
(Gain) loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings	(12,514)	1,460
Accumulated Other Comprehensive Income (Loss) | General and administrative | Reclassification out of Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
(Gain) loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings	$ (3,125)	$ 441